Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of the Components of Net Lease Cost
The following table is a summary of the components of net lease cost for the years ended December 31, 2022, 2021 and 2020:

In millions	2022	2021	2020
Operating lease cost	$2,579	$2,633	$2,670
Finance lease cost:
Amortization of right-of-use assets	79	62	56
Interest on lease liabilities	68	62	58
Total finance lease costs	147	124	114
Short-term lease costs	27	25	22
Variable lease costs	610	604	599
Less: sublease income	(61)	(59)	(55)
Net lease cost	$3,302	$3,327	$3,350

Supplemental cash flow information related to leases for the years ended December 31, 2022, 2021 and 2020 were as follows:

In millions	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating leases	$2,689	$2,714	$2,724
Operating cash flows paid for interest portion of finance leases	68	62	58
Financing cash flows paid for principal portion of finance leases	62	50	34
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	591	1,254	1,679
Finance leases	232	278	313

Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases as of December 31, 2022 and 2021 is as follows:

In millions, except remaining lease term and discount rate	2022	2021
Operating leases:
Operating lease right-of-use assets (1)	$17,928	$19,122

Current portion of operating lease liabilities	$1,699	$1,646
Long-term operating lease liabilities	16,839	18,177
Total operating lease liabilities (2)	$18,538	$19,823

Finance leases:
Property and equipment, gross	$1,608	$1,375
Accumulated depreciation	(284)	(188)
Property and equipment, net	$1,324	$1,187

Current portion of long-term debt	$59	$50
Long-term debt	1,406	1,250
Total finance lease liabilities	$1,465	$1,300

Weighted average remaining lease term (in years)
Operating leases	12.2	12.8
Finance leases	19.4	20.0

Weighted average discount rate
Operating leases	4.4%	4.4%
Finance leases	4.9%	5.0%
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(1)Includes operating lease right-of-use assets of $56 million which have been accounted for as assets held for sale and are included in assets held for sale on the consolidated balance sheet at December 31, 2022. See Note 2 ‘‘Acquisitions, Divestitures and Asset Sales’’ for additional information.
(2)Includes current portion of operating lease liabilities of $21 million and long-term operating lease liabilities of $39 million which have been accounted for as liabilities held for sale and are included in liabilities held for sale on the consolidated balance sheet at December 31, 2022. See Note 2 ‘‘Acquisitions, Divestitures and Asset Sales’’ for additional information.

Maturities of Operating Lease Liabilities
The following table summarizes the maturity of lease liabilities under finance and operating leases as of December 31, 2022:

In millions	Finance Leases	Operating Leases (1)	Total
2023	$139	$2,685	$2,824
2024	130	2,499	2,629
2025	128	2,313	2,441
2026	127	2,142	2,269
2027	124	1,989	2,113
Thereafter	1,640	12,411	14,051
Total lease payments (2)	2,288	24,039	26,327
Less: imputed interest	(823)	(5,501)	(6,324)
Total lease liabilities	$1,465	$18,538	$20,003
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(1)Future operating lease payments have not been reduced by minimum sublease rentals of $290 million due in the future under noncancelable subleases.
(2)The Company leases pharmacy and clinic space from Target Corporation. Amounts related to such finance and operating leases are reflected above. Pharmacy lease amounts due in excess of the remaining estimated economic life of the buildings of approximately $2.5 billion are not reflected in this table since the estimated economic life of the buildings is shorter than the contractual term of the pharmacy lease arrangement.

Maturities of Finance Lease Liabilities
The following table summarizes the maturity of lease liabilities under finance and operating leases as of December 31, 2022:

In millions	Finance Leases	Operating Leases (1)	Total
2023	$139	$2,685	$2,824
2024	130	2,499	2,629
2025	128	2,313	2,441
2026	127	2,142	2,269
2027	124	1,989	2,113
Thereafter	1,640	12,411	14,051
Total lease payments (2)	2,288	24,039	26,327
Less: imputed interest	(823)	(5,501)	(6,324)
Total lease liabilities	$1,465	$18,538	$20,003
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(1)Future operating lease payments have not been reduced by minimum sublease rentals of $290 million due in the future under noncancelable subleases.
(2)The Company leases pharmacy and clinic space from Target Corporation. Amounts related to such finance and operating leases are reflected above. Pharmacy lease amounts due in excess of the remaining estimated economic life of the buildings of approximately $2.5 billion are not reflected in this table since the estimated economic life of the buildings is shorter than the contractual term of the pharmacy lease arrangement.